Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Loss from Continuing Operations before Income Taxes Generated in Jurisdictions

Loss from continuing operations before income taxes were generated in the following jurisdictions:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cayman Islands and British Virgin Islands	(23,094,955)	(15,482,426)	(18,488,181)
PRC	(118,145,074)	(95,351,791)	(19,442,469)
Hong Kong	(21,586)	(19,367)	(19,044)
Loss before continuing operations before income taxes	(141,261,615)	(110,853,584)	(37,949,694)

Schedule of Income Tax Expense (Benefit)

Income tax expense (benefit) recognized in the consolidated statements of comprehensive income (loss) consists of the following:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
PRC
Current income tax expense	905,078	14,402	22,781
Deferred income tax benefit	(8,054,197)	(10,283,238)	(1,562,358)
Total income tax benefit	(7,149,119)	(10,268,836)	(1,539,577)

Schedule of Difference Between Actual Income Tax Expense and Amount Computed by Applying PRC Statutory Income Tax Rate to Earnings before Income Taxes

The actual income tax expense (benefit) reported in the consolidated statements of comprehensive income (loss) differs from the respective amount computed by applying the PRC statutory income tax rate of 25% for each of the years ended December 31, 2019, 2020 and 2021 to earnings before income taxes due to the following:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Computed “expected” income tax expenses (benefit)	(35,315,404)	(27,713,394)	(9,487,423)
Increase in valuation allowance	23,171,671	11,770,037	10,531,372
Entities not subject to income tax	4,576,771	3,445,048	1,691,406
Non-deductible expenses
Entertainment	394,380	226,312	280,436
Share-based compensation	1,202,364	444,196	259,993
Other non-deductible expenses	306,314	1,634,539	3,927,212
Additional deduction of research and development costs	(240,404)	(288,502)	(120,598)
Disposal of Equity Interests in Muhua Shangce	—	—	(8,385,539)
Other	(1,244,811)	212,928	(236,436)
Actual income tax benefit	(7,149,119)	(10,268,836)	(1,539,577)

Schedule of Components of Deferred Income Tax Assets and Liabilities

The tax effects of the Group’s temporary differences that give rise to significant portions of the deferred income tax assets and liabilities are as follows:

	December 31, 2020	December 31, 2021
	RMB	RMB
Deferred income tax assets:
Tax loss carry forwards	37,387,150	27,926,708
Impairment loss of long-term investments	9,023,946	10,523,946
Lease liability	10,244,488	10,179,317
Impairment loss of intangible assets and other non-current assets	3,013,216	945,446
Provision for loan receivable and other receivables	1,887,015	1,887,015
Accrued expenses and other payables	4,010,281	2,818,170
Property and equipment, net	890,374	81,512
Donation	5,268,750	7,500,000
Total gross deferred income tax assets	71,725,220	61,862,114
Less: valuation allowance	(56,172,945)	(48,897,848)
Total deferred income tax assets, net	15,552,275	12,964,266
Deferred income tax liabilities:
Intangible assets	27,646,528	23,338,194
Right-of-use assets	9,891,733	9,838,270
Deferred revenues	1,090,988	—
Contract cost assets	3,416,705	4,719,124
Total gross deferred income tax liabilities	42,045,954	37,895,588
Net deferred income tax assets	2,491,792	—
Net deferred income tax liabilities	28,985,472	24,931,322

Summary of Movements of Valuation Allowance

The movements of the valuation allowance are as follows:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at the beginning of the period	21,275,591	44,713,570	56,172,945
Additions	23,437,979	11,770,037	10,531,372
Reduction as a result of disposal of subsidiaries	—	(310,662)	(17,806,469)
Balance at the end of the period	44,713,570	56,172,945	48,897,848